Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 15,406	$ 19,750	$ 48,491
Prepaid expenses	155,465	108,156	105,654
Total current assets	170,871	127,906	154,145
Cash and investments held in Trust Account	82,988,329	80,945,242	400,023,684
Total Assets	83,159,200	81,073,148	400,177,829
Current liabilities:
Accounts payable	229,642	276,917	48,917
Accrued expenses	5,373,916	4,472,261	2,428,864
Working Capital Loan - related party	3,897,451	2,330,370	920,000
Income tax payable	1,173,779	1,055,680
Franchise tax payable	50,050	50	121,425
Total current liabilities	10,724,838	8,135,278	3,519,206
Derivative warrant liabilities	1,400,000	800,000	10,600,000
Deferred underwriting commissions	14,000,000	14,000,000	14,000,000
Total Liabilities	26,124,838	22,935,278	28,119,206
Commitments and Contingencies
Class A common stock subject to possible redemption	81,614,773	79,739,786	400,000,000
Stockholders' Deficit:
Preferred stock
Additional paid-in capital
Accumulated deficit	(24,580,911)	(21,602,916)	(27,942,377)
Total stockholders' deficit	(24,580,411)	(21,601,916)	(27,941,377)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	83,159,200	81,073,148	400,177,829
Common Class A [Member]
Current liabilities:
Class A common stock subject to possible redemption	81,614,773	79,739,786	400,000,000
Stockholders' Deficit:
Common stock value	0	0	0
Common Class F [Member]
Stockholders' Deficit:
Common stock value	$ 500	$ 1,000	$ 1,000